Note Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	$ 785,501		$ 1,100,670
Loans and Leases Receivable, Gross, Carrying Amount, Covered	572,878		646,115
GNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	613,000		869,000
FNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	163,000		219,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold	83,000		98,000
Other Commercial And Construction Loans Sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold	47,000		43,000
Consumer | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	164,000		72,000
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	619,000		588,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	51,000		55,000
Covered loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	572,878	[1]	646,115	[2]
Covered loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	16,308		19,013
Covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	556,570		627,102
Westernbank Puerto Rico | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold	100,000
Westernbank Puerto Rico | ASC Subtopic 310-30 | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold	99,000
Westernbank Puerto Rico | ASC Subtopic 310-20
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	10,000		10,000
Westernbank Puerto Rico | Covered loans | ASC Subtopic 310-30 | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans	2,100,000		2,400,000
SOP Other Loans Acquired | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans	$ 700,000		$ 710,000

[1]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[2]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.